Derivatives (Realized and Unrealized Gains (Losses)) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Derivatives, Fair Value [Line Items]
Gain (Loss) on Sale of Derivatives	$ 176	$ (55)
Unrealized Gain (Loss) on Derivatives	(481)	323
Unrealized Mark to Market Gains Losses
Unrealized gain (loss) on commodity derivatives	(481)	323
Revenue [Member] | Commodity derivatives [Member]
Derivatives, Fair Value [Line Items]
Gain (Loss) on Sale of Derivatives	176	(55)
Unrealized Gain (Loss) on Derivatives	0	0
Unrealized Gain (Loss or Write-down) [Member] | Commodity derivatives [Member]
Derivatives, Fair Value [Line Items]
Gain (Loss) on Sale of Derivatives	0	0
Unrealized Gain (Loss) on Derivatives	$ (481)	$ 323